Derivative Liabilities (Details Textual) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015
Derivative Liabilities (Textual)
Warrants to purchase of common shares		4,955,000
Warrants exercise price		$ 0.40
Warrats term		3 years
Expected dividend yield		0.00%
Fair value of derivative warrants and recorded gain	$ 49,259
Fair value of derivative warrants and recorded loss		$ 136,298